Summary of Significant Accounting Policies - Impact of ASUs on Statement of Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Operating activities:
Net income (loss)	$ 1,099		$ 290	[1],[2]	$ (261)	[2]
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	703		725	[1]	716
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	634		625	[1]	545
(Gain) loss from disposal of assets	2		0	[1]	3
Loss on repurchase of Notes	22		64	[1]	60
Undistributed income of unconsolidated subsidiaries	(3)		(39)	[1]	5
Other non-cash items	158		275	[1]	195
Changes in operating assets and liabilities:
Provisions	(48)		218	[1]	6
Deferred income taxes	48		124	[1]	64
Trade and financing receivables related to sales, net	(180)		(659)	[1]	(92)
Inventories, net	112		682	[1]	769
Trade payables	280		344	[1]	96
Other assets and liabilities	(273)		216	[1]	662
Net cash provided by operating activities	2,554		2,865	[1]	2,768
Investing activities:
Additions to retail receivables	(4,269)		(4,078)	[1]	(3,951)
Collections of retail receivables	4,016		4,384	[1]	4,569
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments	7		17	[1]	12
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments			0		0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments	(558)		(492)	[1]	(503)
Expenditures for assets under operating leases and assets sold under buy-back commitments	(1,344)		(1,743)	[1]	(1,631)
Other	228		43	[1]	(152)
Net cash used in investing activities	(1,920)		(1,869)	[1]	(1,656)
Financing activities:
Proceeds from long-term debt	16,211		15,896	[1]	12,629
Payments of long-term debt	(16,921)		(16,802)	[1]	(13,770)
Net increase (decrease) in other financial liabilities	386		54	[1]	(132)
Dividends paid	(243)		(168)	[1]	(207)
Other	(156)		(25)	[1]	(58)
Net cash used in financing activities	(723)		(1,045)	[1]	(1,538)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash			395		(31)
Increase (decrease) in cash and cash equivalents and restricted cash	(397)		346	[1]	(457)
Cash and cash equivalents, beginning of year	6,200	[1]	5,854	[1]	6,311
Cash and cash equivalents, end of year	5,803		6,200	[1]	5,854	[1]
Adoption of ASC 606
Operating activities:
Net income (loss)			(23)		(12)
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments			0		0
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments			0		0
(Gain) loss from disposal of assets			(27)		(1)
Loss on repurchase of Notes			0		0
Undistributed income of unconsolidated subsidiaries			0		0
Other non-cash items			(20)		0
Changes in operating assets and liabilities:
Provisions			(15)		(40)
Deferred income taxes			2		(1)
Trade and financing receivables related to sales, net			(2)		5
Inventories, net			895		663
Trade payables			0		0
Other assets and liabilities			40		46
Net cash provided by operating activities			850		660
Investing activities:
Additions to retail receivables			0		0
Collections of retail receivables			0		0
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments			0		0
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments			(850)		(660)
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments			0		0
Expenditures for assets under operating leases and assets sold under buy-back commitments			0		0
Other			0		0
Net cash used in investing activities			(850)		(660)
Financing activities:
Proceeds from long-term debt			0		0
Payments of long-term debt			0		0
Net increase (decrease) in other financial liabilities			0		0
Dividends paid			0		0
Other			0		0
Net cash used in financing activities			0		0
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash			0		0
Increase (decrease) in cash and cash equivalents and restricted cash			0		0
Cash and cash equivalents, beginning of year	0		0		0
Cash and cash equivalents, end of year			0		0
As Previously Reported
Operating activities:
Net income (loss)			313		(249)
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments			725		716
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments			625		545
(Gain) loss from disposal of assets			27		4
Loss on repurchase of Notes			64		60
Undistributed income of unconsolidated subsidiaries			(39)		5
Other non-cash items			295		195
Changes in operating assets and liabilities:
Provisions			233		46
Deferred income taxes			122		65
Trade and financing receivables related to sales, net			(657)		(97)
Inventories, net			(213)		106
Trade payables			344		96
Other assets and liabilities			176		616
Net cash provided by operating activities			2,015		2,108
Investing activities:
Additions to retail receivables			(4,078)		(3,951)
Collections of retail receivables			4,384		4,569
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments			17		12
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments			850		660
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments			(492)		(503)
Expenditures for assets under operating leases and assets sold under buy-back commitments			(1,743)		(1,631)
Other			130		(77)
Net cash used in investing activities			(932)		(921)
Financing activities:
Proceeds from long-term debt			15,896		12,629
Payments of long-term debt			(16,802)		(13,770)
Net increase (decrease) in other financial liabilities			54		(132)
Dividends paid			(168)		(207)
Other			(25)		(58)
Net cash used in financing activities			(1,045)		(1,538)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash			375		(16)
Increase (decrease) in cash and cash equivalents and restricted cash			413		(367)
Cash and cash equivalents, beginning of year	5,430		5,017		5,384
Cash and cash equivalents, end of year			5,430		5,017
Impact of New Retirement Benefits Accounting | Adjustment Due to ASU 2016-18
Operating activities:
Net income (loss)			0		0
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments			0		0
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments			0		0
(Gain) loss from disposal of assets			0		0
Loss on repurchase of Notes			0		0
Undistributed income of unconsolidated subsidiaries			0		0
Other non-cash items			0		0
Changes in operating assets and liabilities:
Provisions			0		0
Deferred income taxes			0		0
Trade and financing receivables related to sales, net			0		0
Inventories, net			0		0
Trade payables			0		0
Other assets and liabilities			0		0
Net cash provided by operating activities			0		0
Investing activities:
Additions to retail receivables			0		0
Collections of retail receivables			0		0
Proceeds from the sale of assets, net of assets under operating leases and assets sold under buy-back commitments			0		0
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments			0		0
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and assets sold under buy-back commitments			0		0
Expenditures for assets under operating leases and assets sold under buy-back commitments			0		0
Other			(87)		(75)
Net cash used in investing activities			(87)		(75)
Financing activities:
Proceeds from long-term debt			0		0
Payments of long-term debt			0		0
Net increase (decrease) in other financial liabilities			0		0
Dividends paid			0		0
Other			0		0
Net cash used in financing activities			0		0
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash			20		(15)
Increase (decrease) in cash and cash equivalents and restricted cash			(67)		(90)
Cash and cash equivalents, beginning of year	$ 770		837		927
Cash and cash equivalents, end of year			$ 770		$ 837

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).
[2]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and retirement benefit accounting (ASU 2017-07).